ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Accrued consulting fees	$ 45,000	$ 110,000
Accrued wages and related expenses		629,780
Accrued interest expense	10,264	101,185
Accrued other expenses		87,568
Total accrued expenses	$ 55,264	$ 928,533